10-K Revenue (Tables)	6 Months Ended
Jun. 30, 2023
Revenue from Contract with Customer [Abstract]
Disaggregation of Revenue
The Company’s net revenue was comprised of the following:

	Three months ended		Six months ended
	June 30,		June 30,
	2023	2022	2023	2022
Product net revenue	$43,769	$4,549,342	$184,945	$9,346,335
Total net revenue	$43,769	$4,549,342	$184,945	$9,346,335
The Company’s net revenue was comprised of the following for the years ended December 31:

	2022	2021
Product net revenue	$15,975,783	$3,024,113
Service net revenue	—	380,000
Total net revenue	$15,975,783	$3,404,113

Contract with Customer, Contract Asset, Contract Liability, and Receivable	The Company’s activity in deferred revenue was comprised of the following for the six months ended June 30:

	2023	2022
Balance at beginning of period	$628,872	$446,360
Billings	73,097	9,520,180
Revenue recognized	(184,945)	(9,346,335)
Balance at end of period	$517,024	$620,205
The Company’s activity in deferred revenue was comprised of the following for the years ended December 31:

	2022	2021
Balance at beginning of period	$446,360	$86,654
Billings	16,158,295	3,792,319
Revenue recognized	(15,975,783)	(3,404,113)
Refunds	—	(28,500)
Balance at end of period	$628,872	$446,360

Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction
Estimated revenue expected to be recognized in future periods related to performance obligations that are unsatisfied at the end of the reporting period are as follows:

Year ending December 31,
Balance of 2023	$77,772
2024	48,540
2025	48,540
2026	48,540
2027	48,540
Thereafter	245,092
Total deferred revenue	$517,024
Estimated revenue expected to be recognized in future periods related to performance obligations that are unsatisfied at the end of the reporting period are as follows:

Year ending December 31,
2023	$203,200
2024	48,540
2025	48,540
2026	48,540
2027	48,540
Thereafter	231,512
Total deferred revenue	$628,872